Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 29,660	$ 12,070
Carrying amount of the hedged item, Liabilities	10,780	7,063
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,840	(252)
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	9,466	5,514
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	615	54
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	29,660	12,070
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	970	223
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	1,314	1,549
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	255	(529)
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	25,025	24,342
Carrying amount of the hedged item, Liabilities	0
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	2,421	(1,548)
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	83,941	76,841
Carrying amount of the hedged item, Liabilities	145,205	116,495
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(5,045)	(826)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(6,501)	(405)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,058	(766)
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	112,295	91,414
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(4,655)	(261)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	4,437	1,568
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	27,017	19,662
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(1,581)	(154)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,448	217
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	36,282	45,180
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(1,794)	(583)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,537)	(1,340)
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	47,659	31,661
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(3,251)	(243)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(3,583)	(1,403)
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	5,893	5,419
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(265)	10
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ 293	$ 192